Organization and Principal Activities (Details 1)	12 Months Ended
Dec. 31, 2013
HDS shareholders equity ownership percentage after second equity transfer agreement
HDS shareholders equity ownership percentage after second equity transfer agreement	100.00%
Mr. Wang [Member]
HDS shareholders equity ownership percentage after second equity transfer agreement
HDS shareholders equity ownership percentage after second equity transfer agreement	76.65%
Madame Qi [Member]
HDS shareholders equity ownership percentage after second equity transfer agreement
HDS shareholders equity ownership percentage after second equity transfer agreement	18.53%
Mr. Han [Member]
HDS shareholders equity ownership percentage after second equity transfer agreement
HDS shareholders equity ownership percentage after second equity transfer agreement	4.82%